Fair Value Measurements (Details) - Schedule of changes in fair value of the Company’s Level 3 financial instruments	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of changes in fair value of the Company’s Level 3 financial instruments [Abstract]
Fair value as of December 31, 2019
Initial measurement of private placement warrants accounted for as liabilities	368,000
Initial measurement of unit purchase option agreement issued in connection with the Initial Public Offering accounted for as a liability	3,990,000
Change in valuation of derivative liabilities	2,357,500
Fair value as of December 31, 2020	$ 6,715,500